PROFIT/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
As at December 31, 2021, this amounted to 83,606,810 shares (2020: 83,606,810 shares) (2019: 83,606,810 shares).

	December 31, 2021	December 31, 2020	December 31, 2019
‘A’ ordinary shares	83,606,810	83,606,810	83,606,810

Basic earnings per share denominator	83,606,810	83,606,810	83,606,810

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 20)	96,162,410	96,162,410	96,162,410
Weighted average number of shares issued during the year*	-	-	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic earnings per share denominator	83,606,810	83,606,810	83,606,810

* The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share

The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Basic earnings per share denominator (see above)	83,606,810	83,606,810	83,606,810
Issuable on exercise of options and warrants	4,648,586	3,154,668	-
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	18,263,254

Diluted earnings per share denominator	106,518,650	105,024,732	101,870,064

Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation
The profit/(loss) after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Profit/(Loss) after tax for the year	875	(6,388)	(28,914)
Non-cash financial (income)/expense (Note 8)	(1,220)	1,216	(233)
Cash interest expense (Note 8)	3,996	3,996	3,996
Non-cash interest on exchangeable notes (Note 8)	648	643	639

Adjusted profit/(loss) after tax	4,299	(533)	(24,512)

Schedule of Basic Earning per ADS

	December 31, 2021	December 31, 2020	December 31, 2019
ADS	20,901,703	20,901,703	20,901,703

Basic earnings per share denominator	20,901,703	20,901,703	20,901,703

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 20)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year*	-	-	-
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,138,899)

Basic earnings per share denominator	20,901,703	20,901,703	20,901,703
*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.
Schedule of Diluted Earning per ADS
The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Basic earnings per share denominator (see above)	20,901,703	20,901,703	20,901,703
Issuable on exercise of options and warrants	1,162,146	788,666	-
Issuable on conversion of exchangeable notes	4,565,814	4,565,814	4,565,814

Diluted earnings per share denominator	26,629,663	26,256,183	25,467,517